CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 20,980	$ 22,679
Restricted cash	5,958	6,962
Trade receivables	4,425	7,563
Amounts due from affiliates	4,235	4,286
Inventory	649	668
Current portion of net investment in direct financing lease	3,986	3,806
Derivative instruments	973	0
Prepaid expenses and other receivables	2,131	462
Total current assets	43,337	46,426
Long-term assets
Restricted cash	13,404	13,640
Vessels, net of accumulated depreciation	668,648	679,041
Other equipment	561	604
Intangibles and goodwill	22,570	24,370
Advances to joint ventures	3,397	3,263
Net investment in direct financing lease	280,976	282,820
Long-term deferred tax asset	139	204
Derivative instruments	1,217	228
Other long-term assets	5,838	8,363
Total long-term assets	996,750	1,012,533
Total assets	1,040,087	1,058,959
Current liabilities
Current portion of long-term debt	45,458	45,458
Trade payables	622	381
Amounts due to owners and affiliates	559	1,417
Value added and withholding tax liability	1,013	1,511
Derivative instruments	331	2,015
Accrued liabilities and other payables	9,037	13,042
Total current liabilities	57,020	63,824
Long-term liabilities
Accumulated losses of joint ventures	6,265	20,746
Long-term debt	412,479	434,845
Revolving credit facility due to owners and affiliates	45,292	51,832
Derivative instruments	0	2,102
Long-term tax liability	786	0
Long-term deferred tax liability	7,403	5,158
Other long-term liabilities	2,673	5,793
Total long-term liabilities	474,898	520,476
Total liabilities	531,918	584,300
EQUITY
Accumulated other comprehensive income (loss)	1,659	(2,748)
Total partners' capital	508,169	474,659
Total equity	508,169	474,659
Total liabilities and equity	1,040,087	1,058,959
8.75% Series A Preferred Units [Member]
EQUITY
Total partners' capital	132,532	113,404
Total equity	132,532	113,404
Common units public [Member]
EQUITY
Total partners' capital	323,989	317,149
Total equity	323,989	317,149
Common units Hoegh LNG [Member]
EQUITY
Total partners' capital	6,945	6,513
Total equity	6,945	6,513
Subordinated units [Member]
EQUITY
Total partners' capital	43,044	40,341
Total equity	$ 43,044	$ 40,341